Lease (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Apr. 30, 2026 CNY (¥)
Lease [Abstract]
Percentage of incremental borrowing rate	3.50%	3.50%
Lease term	12 months	12 months
Expenses related to short-term leases	$ 350	¥ 2,400
Unrecognized commitments for short-term operating leases
Initial lease term	2 years	2 years